Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	$ (283)	$ (146)
Other comprehensive income before reclassifications	273	(104)
Amounts reclassified from accumulated other comprehensive income (loss)	(72)	(33)
Net current period other comprehensive income	201	(137)
Ending Balance	(82)	(283)
Unrealized Gains (losses) on available for-sale marketable securities [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(227)
Other comprehensive income before reclassifications	133	(227)
Amounts reclassified from accumulated other comprehensive income (loss)	(6)
Net current period other comprehensive income	127	(227)
Ending Balance	(100)	(227)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(28)
Other comprehensive income before reclassifications	97	5
Amounts reclassified from accumulated other comprehensive income (loss)	(66)	(33)
Net current period other comprehensive income	31	(28)
Ending Balance	3	(28)
Foreign currency translation adjustment [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(28)	(146)
Other comprehensive income before reclassifications	43	118
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income	43	118
Ending Balance	$ 15	$ (28)